Schedule of Assets (Held at End of Year) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

		(c)
		Description of Investment,
	(b)	Including Maturity Date,		(e)
	Identify of Issuer, Borrower,	Rate of Interest,	(d)	Current
(a)	Lessor, or Similar Party	Par or Maturity Value	Cost	Value
*	Peapack-Gladstone Financial Corporation	Common stock	#	3,502,803
Mutual Funds
*	Fidelity	Fidelity Total Bond K6	#	692,450
*	Fidelity	Fidelity Government Money Market K6	#	6,737,029
*	Fidelity	Fidelity Mid-Cap Index Fund	#	2,510,640
*	Fidelity	Fidelity 500 Index Fund	#	17,774,422
*	Fidelity	Fidelity Freedom Blend Income K	#	127,925
*	Fidelity	Fidelity Freedom Blend 2010 K	#	580,753
*	Fidelity	Fidelity Freedom Blend 2015 K	#	1,039,279
*	Fidelity	Fidelity Freedom Blend 2020 K	#	5,695,098
*	Fidelity	Fidelity Freedom Blend 2025 K	#	7,126,153
*	Fidelity	Fidelity Freedom Blend 2030 K	#	12,904,435
*	Fidelity	Fidelity Freedom Blend 2035 K	#	7,206,491
*	Fidelity	Fidelity Freedom Blend 2040 K	#	6,782,698
*	Fidelity	Fidelity Freedom Blend 2045 K	#	5,042,061
*	Fidelity	Fidelity Freedom Blend 2050 K	#	4,544,168
*	Fidelity	Fidelity Freedom Blend 2055 K	#	3,734,649
*	Fidelity	Fidelity Freedom Blend 2060 K	#	1,892,118
*	Fidelity	Fidelity Freedom Blend 2065 K	#	2,239,964
*	Fidelity	Fidelity Freedom Blend 2070 K	#	18,884

		(c)
		Description of Investment,
	(b)	Including Maturity Date,		(e)
	Identify of Issuer, Borrower,	Rate of Interest,	(d)	Current
(a)	Lessor, or Similar Party	Par or Maturity Value	Cost	Value
	Gabelli	Gabelli Small-Cap Growth	#	832,698
	Janus Henderson	Janus Henderson Balanced Fund N	#	713,931
	JP Morgan	JP Morgan Large-Cap Growth R6	#	8,990,815
	JP Morgan	JP Morgan Mid-Cap Growth R6	#	1,274,430
	Massachusetts Investors	MFS International Diversification R6	#	973,551
	Pimco	Pimco Income Fund Institutional	#	925,289
	Putnam	Putnam Large-Cap Value R6	#	3,047,495
	Vanguard	Vanguard Intermediate Term	#	2,677,405
	Vanguard	Vanguard FTSE World Index Admiral	#	3,181,173
	Vanguard	Vanguard Small-Cap Index Admiral	#	3,034,652
	Vanguard	Vanguard FTSE Social Index Admiral	#	858,723
	Vanguard	Vanguard Short-Term Bond Index Admiral	#	793,498
	Victory Sycamore	Victory Sycamore Established Value R6	#	340,121
				117,795,801
Investment Contract
*	Prudential Retirement Insurance and Annuity Company	Guaranteed Income Fund Agreement No: GA-39867	#	3,352,753

Notes Receivable from Participants
*	Participant Loans	Interest rates 4.25% to 9.50% Maturing at various dates through 2030	-	1,085,083
	Total			$122,233,637

* A party-in-interest, as defined by ERISA.

# Investments are participant directed and therefore cost information is not presented.